Shareholders' Equity (Summary Of Options Outstanding Separated Into Ranges Of Exercise Prices) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number of options	2,863,082	1,452,821	1,728,106
Options outstanding, Weighted average exercise price per share	$ 186.90	$ 163.30	$ 156.66
134.34 - 247.74
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number of options	2,863,082
Options outstanding, Weighted average remaining contractual life (years)	2 years 11 months 1 day
Options outstanding, Weighted average exercise price per share	$ 186.90
Exercise price, Lower limit	134.34
Exercise price, Upper limit	$ 247.74